Condensed Consolidated Statements of Changes in Equity (Parenthetical) kr in Thousands	12 Months Ended
Dec. 31, 2025 SEK (kr) [1]
IfrsStatementLineItems [Line Items]
Increase of share capital from premium reserve
Issued capital [member]
IfrsStatementLineItems [Line Items]
Increase of share capital from premium reserve	kr 154

[1]	Einride’s share capital, which is restricted equity, increased by SEK 154 thousand through a transfer from share premium, which is non-restricted equity, for the year ended December 31, 2025. (Sw. Fondemission).